Supplemental guarantor information (Narrative) (Detail) - UBS AG $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Supplemental Guarantor Information [Line Items]
Joint and several liability	$ 17
Increase decrease in joint and several liability	$ (9)